                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN U. S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

   PAR
 AMOUNT
  (000)                   DESCRIPTION                  COUPON     MATURITY         VALUE
--------   -----------------------------------------   ------   -----------   --------------
MORTGAGE BACKED SECURITIES 73.0%
$ 28,600   Federal Home Loan Mortgage                           09/01/35 to
              Corp. ................................    4.500%     07/01/37   $   26,576,412
  70,038   Federal Home Loan Mortgage                           10/01/18 to
              Corp. ................................    5.000      09/01/37       67,806,135
  25,898   Federal Home Loan Mortgage                           12/01/16 to
              Corp. ................................    5.500      01/01/22       25,829,498
   4,093   Federal Home Loan Mortgage                           07/01/14 to
              Corp. ................................    6.500      08/01/33        4,197,291
  42,800   Federal Home Loan Mortgage
              Corp., November ......................    6.500           TBA       43,604,897
  15,564   Federal Home Loan Mortgage                           06/01/17 to
              Corp. ................................    7.500      07/01/33       16,278,945
   3,567   Federal Home Loan Mortgage                           12/01/19 to
              Corp. ................................    8.000      05/01/32        3,778,453
   1,100   Federal Home Loan Mortgage
              Corp. (a) ............................    8.000      04/01/27        1,157,846
   4,538   Federal Home Loan Mortgage                           10/01/10 to
              Corp. ................................    8.500      08/01/31        4,855,570
      31   Federal Home Loan Mortgage                           09/01/10 to
              Corp. (FHA/VA) .......................   10.000      01/01/19           33,906
   1,121   Federal Home Loan Mortgage                           01/01/09 to
              Corp. ................................   10.000      08/01/21        1,239,520
       4   Federal Home Loan Mortgage
              Corp. ................................   10.250      11/01/09            4,127
     890   Federal Home Loan Mortgage                           11/01/09 to
              Corp. ................................   11.000      01/01/21          985,459
  52,053   Federal National Mortgage                            05/01/19 to
              Association ..........................    4.500      07/01/22       50,182,987
  26,508   Federal National Mortgage                            11/01/21 to
              Association ..........................    5.000      07/01/37       25,770,122
  28,550   Federal National Mortgage
              Association, October .................    5.000           TBA       27,983,454
  24,950   Federal National Mortgage
              Association, November ................    5.000           TBA       23,792,170
  61,072   Federal National Mortgage                            12/01/32 to
              Association ..........................    5.500      12/01/34       59,954,735

  34,900   Federal National Mortgage
              Association, October .................    5.500           TBA       34,185,632
  91,950   Federal National Mortgage
              Association, November ................    5.500           TBA       90,010,407
   1,362   Federal National Mortgage                            07/01/12 to
              Association ..........................    6.000      09/01/14        1,384,779
  28,371   Federal National Mortgage                            11/01/13 to
              Association ..........................    6.500      12/01/33       29,107,446
  15,150   Federal National Mortgage
              Association, October .................    6.500           TBA       15,426,957
  51,099   Federal National Mortgage                            05/01/13 to
              Association ..........................    7.000      10/01/35       53,089,505
  14,000   Federal National Mortgage
              Association, October .................    7.000           TBA       14,450,632
   1,850   Federal National Mortgage
              Association, November ................    7.000           TBA        1,907,813
  13,096   Federal National Mortgage                            04/01/15 to
              Association ..........................    7.500      12/01/32       13,712,751
  14,523   Federal National Mortgage                            12/01/16 to
              Association ..........................    8.000      09/01/32       15,318,267
   5,411   Federal National Mortgage                            08/01/14 to
              Association ..........................    8.500      05/01/32        5,818,036
     372   Federal National Mortgage                            05/01/09 to
              Association ..........................    9.000      02/01/21          394,352
     757   Federal National Mortgage                            05/01/20 to
              Association ..........................    9.500      04/01/30          828,000
     497   Federal National Mortgage                            11/01/18 to
              Association ..........................   10.000      05/01/22          558,570
     356   Federal National Mortgage                            06/01/10 to
              Association ..........................   10.500      05/01/21          394,857
      60   Federal National Mortgage                            05/01/12 to
              Association ..........................   11.000      07/01/19           65,949
      51   Federal National Mortgage                            12/01/09 to
              Association ..........................   11.500      07/01/15           56,363
     147   Federal National Mortgage
              Association ..........................   13.000      06/01/15          166,547

   7,210   Government National Mortgage                         05/15/33 to
              Association ..........................    5.500      10/15/34        7,120,214
   2,822   Government National Mortgage                         01/15/28 to
              Association ..........................    6.000      04/15/29        2,849,926
     755   Government National Mortgage                         04/15/26 to
              Association ..........................    6.500      12/15/28          775,332
   2,370   Government National Mortgage                         08/15/22 to
              Association ..........................    7.000      10/15/30        2,485,816
   4,079   Government National Mortgage                         01/15/17 to
              Association ..........................    7.500      02/15/30        4,282,481
   1,911   Government National Mortgage                         12/15/07 to
              Association ..........................    8.000      12/15/21        2,022,320
   1,653   Government National Mortgage                         09/15/16 to
              Association ..........................    8.500      06/15/23        1,779,405
   3,150   Government National Mortgage                         10/15/08 to
              Association ..........................    9.000      08/15/24        3,397,590
   2,084   Government National Mortgage                         07/15/09 to
              Association ..........................    9.500      09/15/22        2,273,026
     563   Government National Mortgage                         09/15/10 to
              Association ..........................   10.500      10/15/19          644,251
     108   Government National Mortgage                         03/15/10 to
              Association ..........................   11.000      12/15/18          121,629
     169   Government National Mortgage                         10/15/10 to
              Association ..........................   11.500      02/15/16          191,903
     113   Government National Mortgage                         11/15/12 to
              Association ..........................   12.000      07/15/15          129,257
      43   Government National Mortgage                         02/15/15 to
              Association ..........................   12.250      06/15/15           49,094
     112   Government National Mortgage                         05/15/10 to
              Association ..........................   12.500      08/15/15          126,349
      49   Government National Mortgage                         01/15/11 to
              Association ..........................   13.000      05/15/15           56,305

   1,081   Government National Mortgage
              Association II .......................    6.000      04/20/29        1,089,697
       8   Government National Mortgage
              Association II .......................    8.500      02/20/17            8,794
     194   Government National Mortgage                         02/20/16 to
              Association II .......................   10.500      05/20/19          221,468
     148   Government National Mortgage                         09/20/13 to
              Association II .......................   11.000      08/20/19          167,465
      73   Government National Mortgage                         11/20/13 to
              Association II .......................   11.500      07/20/19           84,495
      67   Government National Mortgage                         09/20/13 to
              Association II .......................   12.000      12/20/15           77,059
      58   Government National Mortgage                         10/20/13 to
              Association II .......................   12.500      09/20/15           65,886
                                                                              --------------
TOTAL MORTGAGE BACKED SECURITIES 73.0% .............                             690,928,152
                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS 24.2%
   5,296   American Home Mortgage
              Assets (b) ...........................    5.361      09/25/46        5,224,583
   5,905   American Home Mortgage
              Assets (b) ...........................    5.371      06/25/47        5,609,968
   2,263   American Home Mortgage
              Assets (b) ...........................    5.431      06/25/47        2,176,892
   4,773   American Home Mortgage
              Investment Trust (b) .................    5.371      05/25/47        4,666,557
  11,796   Bear Stearns Mortgage Funding                        07/25/36 to
              Trust (b) ............................    5.341      12/25/36       11,454,138
 129,972   Countrywide Alternative Loan
              Trust (c)(d) .........................    0.778      12/20/35        1,868,347
  43,615   Countrywide Alternative Loan
              Trust (c)(d) .........................    1.768      02/20/47        1,957,706
  33,561   Countrywide Alternative Loan
              Trust (c)(d) .........................    2.024      02/25/36        1,208,655
  52,129   Countrywide Alternative Loan
              Trust (c)(d) .........................    2.072      12/20/46        2,329,696
  24,507   Countrywide Alternative Loan
              Trust (c)(d) .........................    2.185      03/20/46        1,017,931
  20,851   Countrywide Alternative Loan
              Trust (c)(d) .........................    2.447      08/25/46          785,181
   6,900   Countrywide Alternative Loan
              Trust (b) ............................    5.271      06/25/46        6,875,270
   5,673   Countrywide Alternative Loan                         07/25/46 to
              Trust (b) ............................    5.291      02/25/47        5,590,536
   3,241   Countrywide Alternative Loan
              Trust (b) ............................    5.646      05/20/46        3,223,891

   3,981   Countrywide Alternative Loan
              Trust (b) ............................    5.796      03/20/46        3,864,380
  71,207   Countrywide Home Loan
              Mortgage (c)(d) ......................    1.926      02/25/35        1,335,127
   3,549   Countrywide Home Loan
              Mortgage (b) .........................    5.401      04/25/46        3,509,861
   7,537   Downey Savings & Loan
              Association Mortgage Loan Trust (b) ..    5.682      04/19/38        7,310,660
   5,237   Downey Savings & Loan
              Association Mortgage Loan Trust (b) ..    5.923      04/19/47        5,211,839
   7,335   Federal Home Loan Mortgage
              Corp. (REMIC) (b)(c) .................    2.198      03/15/32          647,646
   2,593   Federal Home Loan Mortgage
              Corp. (REMIC) (b)(c) .................    2.248      03/15/32          232,564
   2,143   Federal Home Loan Mortgage
              Corp. (REMIC) (b)(c) .................    2.348      06/15/31          166,740
   1,403   Federal Home Loan Mortgage
              Corp. (REMIC) (b)(c) .................    2.798      03/15/32          131,167
   4,510   Federal Home Loan Mortgage
              Corp. (b) ............................    5.281      09/25/45        4,471,896
   2,917   Federal Home Loan Mortgage
              Corp. (REMIC) (c) ....................    6.500      05/15/33          667,148
   1,986   Federal Home Loan Mortgage
              Corp. (c) ............................    8.000      06/01/31          498,440
   4,913   Federal National Mortgage
              Association (REMIC) (b)(c) ...........    1.269      07/25/34          234,862
  54,449   Federal National Mortgage
              Association (REMIC) (c)(d) ...........    1.740      03/25/36        1,123,005
   6,300   Federal National Mortgage
              Association (REMIC) (b) ..............    4.664      11/25/28        6,329,681
   8,424   Federal National Mortgage
              Association (REMIC) (b) ..............    5.191      12/25/36        8,352,373
   6,024   Federal National Mortgage
              Association (b) ......................    5.331      05/25/35        5,988,875
   7,109   Federal National Mortgage                            08/25/32 to
              Association (REMIC) (c) ..............    6.000      11/25/32          850,373
   9,000   Federal National Mortgage
              Association  .........................    6.022      11/25/10        9,265,605
   2,112   Federal National Mortgage
              Association (c) ......................    6.500      06/01/31          518,858
   2,572   Federal National Mortgage                            02/25/33 to
              Association (REMIC) (c) ..............    6.500      05/25/33          571,215

   2,008   Federal National Mortgage
              Association (REMIC)  .................    7.000      08/25/20        2,099,190
     606   Federal National Mortgage
              Association (c) ......................    7.000      03/01/32          170,398
   2,353   Federal National Mortgage
              Association (REMIC) (c) ..............    7.000      04/25/33          536,683
   3,749   Federal National Mortgage                            11/01/29 to
              Association (c) ......................    7.500      01/01/32        1,097,164
   1,351   Federal National Mortgage
              Association (d) ......................    7.500      01/19/39        1,431,349
   4,843   Government National Mortgage
              Association (b)(c) ...................    2.198      12/16/25          457,143
   2,629   Government National Mortgage
              Association (b)(c) ...................    2.248      05/16/32          198,504
  37,639   Greenpoint Mortgage Funding
              Trust (c)(d) .........................    1.628      10/25/45        1,076,199
  38,727   Greenpoint Mortgage Funding
              Trust (c)(d) .........................    1.707      06/25/45        1,071,029
  17,617   Greenpoint Mortgage Funding
              Trust (c)(d) .........................    2.394      08/25/45          503,722
  51,555   Greenpoint Mortgage Funding
              Trust (c)(d) .........................    2.473      06/25/45        1,256,656
   6,905   Greenpoint Mortgage Funding
              Trust (b) ............................    5.301      04/25/47        6,753,841
   4,652   Greenpoint Mortgage Funding
              Trust (b) ............................    5.451      03/25/36        4,572,556
   4,300   GS Mortgage Securities Corp.
              II (d) ...............................    5.799      08/10/45        4,381,750
      37   Harborview Mortgage Loan                             03/19/37 to
              Trust (e) ............................        *      07/19/47           27,411
  63,858   Harborview Mortgage Loan
              Trust (c)(d) .........................    1.863      03/19/37        2,694,014
  50,363   Harborview Mortgage Loan
              Trust (c)(d) .........................    2.015      07/19/47        1,762,696
   2,743   Harborview Mortgage Loan
              Trust (b) ............................    5.702      10/19/37        2,701,926
  50,976   Indymac Index Mortgage Loan
              Trust (c)(d) .........................    1.596      07/25/35        1,593,007
   7,302   Indymac Index Mortgage Loan
              Trust (b) ............................    5.251      07/25/46        7,256,702
   1,800   JP Morgan Chase Commercial
              Mortgage Securities Corp. ............    5.440      06/12/47        1,778,701
   3,472   Luminent Mortgage Trust (b) .............    5.371      04/25/36        3,401,503
   3,771   Luminent Mortgage Trust (b) .............    5.411      02/25/46        3,691,021
   6,061   Residential Accredit Loans, Inc. (b) ....    5.361      06/25/46        5,905,843

                                                                06/25/37 to
   5,820   Residential Accredit Loans, Inc. (b) ....    5.391      02/25/46        5,682,913
   9,204   Residential Accredit Loans, Inc. (b) ....    5.401      02/25/46        8,971,246
   2,507   Residential Accredit Loans, Inc. (b) ....    5.431      06/25/37        2,405,355
   5,335   Structured Asset Mortgage
              Investments, Inc. (b) ................    5.361      08/25/36        5,229,822
   2,356   Structured Asset Mortgage
              Investments, Inc. (b) ................    5.391      05/25/36        2,323,372
   5,582   Structured Asset Mortgage
              Investments, Inc. (b) ................    5.401      04/25/36        5,517,135
   7,322   Structured Asset Mortgage
              Investments, Inc. (b) ................    5.441      02/25/36        7,155,330
   5,400   Washington Mutual, Inc. (b) .............    5.361      07/25/47        5,254,953
   2,493   Washington Mutual, Inc. (b) .............    5.401      04/25/45        2,455,874
   2,771   Washington Mutual, Inc. (b) .............    5.481      12/25/45        2,703,767
   2,116   Washington Mutual, Inc. (b) .............    5.491      07/25/45        2,082,678
   4,537   Washington Mutual, Inc. (b) .............    5.923      04/25/46        4,425,149
   3,009   Zuni Mortgage Loan Trust (b) ............    5.261      06/25/36        2,986,329
                                                                              --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 24.2% ....                             228,884,597
                                                                              --------------

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 15.2%
   4,267   Federal Home Loan Mortgage
              Corp. ................................    5.334      04/01/37        4,265,947
   4,336   Federal Home Loan Mortgage
              Corp. ................................    5.612      01/01/37        4,361,869
   4,859   Federal Home Loan Mortgage
              Corp. ................................    5.631      04/01/37        4,896,852
   4,103   Federal Home Loan Mortgage
              Corp. ................................    5.634      03/01/37        4,133,316
   4,085   Federal Home Loan Mortgage
              Corp. ................................    5.842      04/01/37        4,137,589
   2,317   Federal Home Loan Mortgage
              Corp. ................................    5.968      01/01/37        2,348,197
   4,150   Federal National Mortgage
              Association ..........................    5.133      06/01/35        4,135,334
   6,479   Federal National Mortgage
              Association ..........................    5.221      06/01/36        6,458,192
   4,460   Federal National Mortgage
              Association ..........................    5.244      03/01/37        4,463,333
  10,303   Federal National Mortgage
              Association ..........................    5.461      12/01/36       10,340,821
   4,895   Federal National Mortgage
              Association ..........................    5.504      04/01/37        4,920,825
   4,407   Federal National Mortgage
              Association ..........................    6.012      04/01/37        4,467,812

   1,491   Federal National Mortgage
              Association ..........................    6.905      07/01/33        1,521,937
   5,794   Federal National Mortgage
              Association ..........................    6.950      11/01/35        5,993,852
   6,481   Federal National Mortgage
              Association ..........................    6.996      03/01/36        6,596,070
   8,442   Federal National Mortgage
              Association ..........................    6.999      01/01/36        8,591,130
  15,788   Federal National Mortgage
              Association ..........................    7.016      01/01/36       16,064,489
   7,363   Federal National Mortgage
              Association ..........................    7.027      03/01/36        7,494,557
   4,604   Federal National Mortgage
              Association ..........................    7.304      03/01/36        4,703,157
   4,698   Federal National Mortgage
              Association ..........................    7.367      05/01/36        4,803,572
   5,324   Federal National Mortgage
              Association ..........................    7.373      07/01/36        5,447,685
  16,105   Federal National Mortgage
              Association ..........................    7.486      04/01/36       16,474,951
   6,835   Federal National Mortgage
              Association ..........................    7.493      05/01/36        6,987,012
                                                                              --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED
   SECURITIES 15.2% ................................                             143,608,499
                                                                              --------------

  UNITED STATES TREASURY OBLIGATIONS 9.2%
   5,000   United States Treasury Bonds ............    5.375      02/15/31        5,353,910
  12,250   United States Treasury Bonds ............    6.375      08/15/27       14,540,187
  20,000   United States Treasury Notes ............    3.000      02/15/09       19,742,200
   2,000   United States Treasury Notes ............    4.500      02/28/11        2,028,594
  10,000   United States Treasury Notes ............    4.750      01/31/12       10,232,040
  35,000   United States Treasury Notes ............    4.875      05/15/09       35,511,350
                                                                              --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS 9.2% ......                              87,408,281
                                                                              --------------

ASSET BACKED SECURITIES 0.0%
     323   Federal National Mortgage
              Association (c) ......................    6.149      05/28/35          322,123
                                                                              --------------
TOTAL LONG-TERM INVESTMENTS 121.6%
   (Cost $1,156,856,509) ...........................                           1,151,151,652
                                                                              --------------

SHORT-TERM INVESTMENTS 4.5%

REPURCHASE AGREEMENTS 3.8%

Banc of America Securities ($11,686,197 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%,

   dated 09/28/07, to be sold on 10/01/07 at
   $11,691,163) ....................................                              11,686,197
Citigroup Global Markets, Inc. ($10,387,730 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at
   $10,391,972) ....................................                              10,387,730
State Street Bank & Trust Co. ($13,477,073 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at
   $13,482,183) ....................................                              13,477,073
                                                                              --------------
TOTAL REPURCHASE AGREEMENTS ........................                              35,551,000
                                                                              --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.7%
United States Treasury Bill ($7,055,000 par,
   yielding 4.891%, 01/10/08 maturity) (f) .........                               6,959,506
                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS 4.5%
   (Cost $42,510,506) ..............................                              42,510,506

TOTAL INVESTMENTS 126.1%
   (Cost $1,199,367,015) ...........................                           1,193,662,158

LIABILITIES IN EXCESS OF OTHER ASSETS (26.1%) ......                            (247,225,150)
                                                                              --------------

NET ASSETS 100.0% ..................................                          $  946,437,008
                                                                              ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Floating Rate Coupon

(c)  IO - Interest Only

(d)  Variable Rate Coupon

(e)  PO - Principal Only

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA - Federal Housing Administration/Department of Veterans Affairs

REMIC - Real Estate Mortgage Investment Conduits

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                        NOTIONAL     UNREALIZED
                                         FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY       FLOATING RATE INDEX     RATE      RATE      DATE        (000)     DEPRECIATION
------------       -------------------   --------   -----   ----------   --------   -------------
Citibank, N.A.,    USD-LIBOR BBA            Pay     5.337%   05/24/17     $33,000     $  790,439
   New York
Citibank, N.A.,    USD-LIBOR BBA            Pay     5.701%   07/18/17      50,000      1,961,702
   New York
Goldman Sachs      USD-LIBOR BBA
   Capital                                  Pay     5.340%   05/24/17      33,200        802,880
   Markets, L.P.
JP Morgan          USD-LIBOR BBA
   Chase Bank,                              Pay     5.065%   09/11/17      32,000      (386,010)
   N.A.
JP Morgan          USD-LIBOR BBA            Pay     5.358%   05/23/17      47,900      1,242,875
   Chase Bank,
   N.A.
                                                                                      ----------
                                                                                      $4,411,886
                                                                                      ==========

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                                       UNREALIZED
                                                                                     APPRECIATION/
                                                                         CONTRACTS    DEPRECIATION
                                                                         ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2007
   (Current Notional Value of $207,047 per contract) .................       264      $  131,522
U.S. Treasury Notes 5-Year Futures, December 2007
   (Current Notional Value of $107,031 per contract) .................       307         212,373

SHORT CONTRACTS:
EuroDollar Futures, December 2008 (Current Notional
   Value of $239,213 per contract) ...................................       134        (296,843)
EuroDollar Futures, June 2008 (Current Notional Value of
   $239,063 per contract) ............................................       276        (552,777)
EuroDollar Futures, March 2008 (Current Notional Value of
   $238,700 per contract) ............................................       264        (449,526)
EuroDollar Futures, September 2008 (Current Notional
   Value of $239,225 per contract) ...................................       134        (288,469)
U.S. Treasury Bond Futures, December 2007 (Current
   Notional Value of $111,344 per contract) ..........................       926         325,213
U.S. Treasury Notes 10-Year Futures, December 2007
   (Current Notional Value of $109,281 per contract) .................       691         386,913
                                                                           -----       ---------
                                                                           2,996       $(531,594)
                                                                           -----       ---------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007